Strategic Income Moderate Series
Strategic Income Moderate Series Summary Section
Investment Goal
The Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
STRATEGIC INCOME MODERATE SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Income Moderate Series (USD $)	CLASS I	CLASS S
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Income Moderate Series		CLASS I	CLASS S
Management Fee		none	none
Distribution (12b-1) Fees		none	none
Other Expenses		1.87%	2.12%
Shareholder Services Fee		none	0.25%
Remainder of Other Expenses		1.87%	1.87%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.63%	0.63%
Total Annual Fund Operating Expenses		2.50%	2.75%
Less Fee Waiver and/or Expense Reimbursement		(1.82%)	(1.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	0.68%	0.93%
[1]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying funds during the current fiscal year, given the current target allocation among the underlying funds.
[2]	Manning & Napier Advisors, LLC (the “Advisor”) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class’s average daily net assets. This contractual waiver will continue until at least April 30, 2015 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in the underlying funds.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Income Moderate Series (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
CLASS I	69	604	1,166	2,698
CLASS S	95	680	1,292	2,947

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 78% of the average value of its portfolio.
Principal Investment Strategies
The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to an asset allocation strategy. The Series may invest in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”) according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, Emerging Markets Series, Equity Income Series, High Yield Bond Series, Inflation Focus Equity Series, and the Real Estate Series, as well as other Series of the Fund.

As of March 31, 2014, the Series’ target allocation among the underlying funds was as follows:

Core Plus Bond Series	45%
Dividend Focus Series	18%
Emerging Markets Series	3%
Equity Income Series	19%
High Yield Bond Series	5%
Inflation Focus Equity Series	2%
Real Estate Series	8%

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments, primarily exchange-traded funds (ETFs), with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Core Plus Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments, primarily ETFs, with economic characteristics similar to bonds. The Core Plus Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “junk bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Dividend Focus Series will invest, under normal circumstances, at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The Emerging Markets Series will normally invest at least 80% of its net assets in securities of emerging market companies. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Series will invest primarily in common stocks and may also invest in American Depository Receipts (ADRs) and other U.S. dollar and non-U.S. dollar denominated equity securities. The Series may invest in stocks of small, large, or mid-size companies. The Equity Income Series will invest, under normal circumstances, at least 80% of its net assets in equity securities. It invests primarily in income-producing equity securities. The Series may invest in securities of small, large or mid-size companies, and it may also invest in interests in business development companies (BDCs) and limited partner interests in master limited partnerships (MLPs). The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, primarily ETFs, that are designed to track the performance of non-investment grade securities. The Inflation Focus Equity Series will normally invest at least 80% of its net assets in equity securities. In selecting individual securities, the Advisor first develops inflation outlooks and then identifies industries that it expects to be the beneficiaries of higher prices. The Series may invest in stocks of small, large, or mid-size companies. The Series may also invest up to 20% of its net assets in fixed income securities for defensive purposes or as part of its strategy to benefit opportunistically from an inflationary environment. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities, including convertible securities, of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade securities.

The Series is managed with a less conservative asset allocation than the Strategic Income Conservative Series. The asset allocation range for the Series is expected to be 35%-65% in the underlying stock funds and 35%-65% in the underlying bond funds.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year and the Series may have no allocation to a particular underlying fund during the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.
Principal Risks of Investing in the Series
The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or increase volatility in the fixed income market. In response to these events, an underlying fund’s value may fluctuate and/or the underlying fund may experience increased redemptions from shareholders, which may impact the underlying fund’s liquidity or force the underlying fund to sell securities into a declining or illiquid market.

Convertible securities risk — An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. An underlying fund will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for junk bonds and other lower quality bonds.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets risk — In addition to the risks discussed above relating to investments in foreign companies located in developed countries, an underlying fund’s investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Quantitative strategy risk — Because the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — An underlying fund’s holdings in securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs) may subject it to additional risks even though the underlying fund does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High-yield securities risk (junk bonds) — An underlying fund with the ability to invest its assets in high-yield securities (junk bonds) is subject to the following additional risks:
  High-yield securities may underperform other sectors of the bond market, or the market as a whole.
  The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.
  An underlying fund’s investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
Non-diversification risk — Certain of the underlying funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, an underlying fund may be susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of those issuers, and may experience increased volatility due to its investments in those securities.

Risks of investing in BDCs — An underlying fund's investments in BDCs are subject to additional risks. BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. Generally, little public information exists for the companies in which a BDC may invest and there is a risk that investors in the BDC may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. An underlying fund will indirectly bear its proportionate share of any management and other operating expenses and of any performance based or incentive fees charged by the BDCs in which it invests, in addition to the expenses paid by the underlying fund.

Risks of investing in MLPs — An underlying fund's investments in MLPs are subject to additional risks. MLPs often own several properties or businesses (or other interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. There may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the performance of the Class S shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S and Class I shares of the Series for different periods compare to those of a broad-based securities index, as well as a 38/12/50 Blended Index, 38% of which is the Russell 1000® Value Index, 12% of which is the MSCI U.S. Real Estate Investment Trust Index, and 50% of which is the Bank of America Merrill Lynch U.S. Corporate, Government, and Mortgage Index. The 38/12/50 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Year Ended December 31

Quarterly Returns Highest (quarter ended 03/31/13): 5.92% Lowest (quarter ended 06/30/13): (0.81)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Average Annual Total Returns Strategic Income Moderate Series	1 Year	Since Inception	Inception Date
Class S Shares	11.49%	10.43%	Aug. 01, 2012
Class S Shares Return After Taxes on Distributions	9.98%	8.85%	Aug. 01, 2012
Class S Shares Return After Taxes on Distributions and Sale of Series Shares	6.82%	7.51%	Aug. 01, 2012
Class I Shares	11.73%	10.64%	Aug. 01, 2012
Barclays US Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	(2.03%)	(1.14%)	Jul. 31, 2012
38/12/50 Blended Index (reflect no deduction for fees, expenses, or taxes)	10.42%	9.42%	Jul. 31, 2012

Performance numbers for the Series are calculated from August 1, 2012, the Series’ inception date. Performance numbers for the indices are calculated from July 31, 2012. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.